Consolidated Statement of Shareholders' Equity (Deficit) - USD ($) $ in Thousands	Total	Cumulative Effect, Period of Adoption, Adjustment [Member]	Cumulative Effect, Period of Adoption, Adjusted Balance [Member]	Series P2 Convertible Preferred Stock [Member]	Previously Reported [Member]	Preferred Stock [Member] Convertible Preferred Stock [Member] Cumulative Effect, Period of Adoption, Adjustment [Member]	Preferred Stock [Member] Previously Reported [Member] Convertible Preferred Stock [Member]	Common Stock [Member]	Common Stock [Member] Cumulative Effect, Period of Adoption, Adjustment [Member]	Common Stock [Member] Cumulative Effect, Period of Adoption, Adjusted Balance [Member]	Common Stock [Member] Series P2 Convertible Preferred Stock [Member]	Common Stock [Member] Previously Reported [Member]	Additional Paid in Capital [Member]	Additional Paid in Capital [Member] Cumulative Effect, Period of Adoption, Adjustment [Member]	Additional Paid in Capital [Member] Cumulative Effect, Period of Adoption, Adjusted Balance [Member]	Additional Paid in Capital [Member] Series P2 Convertible Preferred Stock [Member]	Additional Paid in Capital [Member] Previously Reported [Member]	Accumulated Deficit [Member]	Accumulated Deficit [Member] Cumulative Effect, Period of Adoption, Adjusted Balance [Member]	Accumulated Deficit [Member] Previously Reported [Member]
Beginning balance at Dec. 31, 2019		$ 129,921	$ 2,978		$ (126,943)	$ (129,921)	$ 129,921		$ (53)	$ 6		$ 59		$ 129,974	$ 170,600		$ 40,626		$ (167,628)	$ (167,628)
Beginning balance, Shares at Dec. 31, 2019						(153,758,348)	153,758,348		(1,992,064)	63,204,426		65,196,490
Issuance of common stock upon exercise of stock options	$ 66							$ 1					$ 65
Issuance of common stock upon exercise of stock options, Shares	5,318,139							5,318,139
Vesting of early exercised stock options	$ 21												21
Issuance of series P-2 Preferred stock Number of shares issued											27,989,240
Issuance of Series P-2 convertible preferred stock				$ 63,932							$ 3					$ 63,929
Repurchase of unvested restricted common stock, Shares								(3,230)
Conversion of promissory notes to Series P-2 convertible preferred stock				$ 8,203												$ 8,203
Conversion of promissory notes to Series P-2 convertible preferred stock, Shares											3,507,984
Stock-based compensation	666												666
Net income (loss)	(39,650)																	$ (39,650)
Ending balance at Dec. 31, 2020	$ 36,216		36,216					$ 10		$ 10			243,484		243,484			(207,278)	(207,278)
Ending balance, Shares at Dec. 31, 2020	100,016,559							100,016,559		100,016,559
Issuance of common stock upon exercise of stock options	$ 30												30
Issuance of common stock upon exercise of stock options, Shares								2,112,373
Vesting of early exercised stock options	24												24
Repurchase of unvested restricted common stock, Shares								(87,768)
Issuance of Series D convertible preferred stock upon exercise of warrants	20,877												20,877
Issuance of Series D convertible preferred stock upon exercise of warrants, Shares								2,020,034
Stock-based compensation	1,555												1,555
Net income (loss)	(16,165)																	(16,165)
Ending balance at Mar. 31, 2021	42,537							$ 10					265,970					(223,443)
Ending balance, Shares at Mar. 31, 2021								104,061,198
Beginning balance at Dec. 31, 2020	$ 36,216		$ 36,216					$ 10		$ 10			243,484		$ 243,484			(207,278)	$ (207,278)
Beginning balance, Shares at Dec. 31, 2020	100,016,559							100,016,559		100,016,559
Issuance of common stock upon exercise of stock options	$ 62												62
Issuance of common stock upon exercise of stock options, Shares	2,180,168							2,180,168
Vesting of early exercised stock options	$ 111												111
Repurchase of unvested restricted common stock, Shares								(433,359)
Issuance of Series D convertible preferred stock upon exercise of warrants	20,877												20,877
Issuance of Series D convertible preferred stock upon exercise of warrants, Shares								2,020,034
Business combination, net of redemptions and equity issuance costs and PIPE financing, net	300,745							$ 4					300,741
Business combination, net of redemptions and equity issuance costs and PIPE financing, net, Shares								41,249,985
Issuance of common stock upon exercise of common stock warrants, value	82,546							$ 1					82,545
Issuance of common stock upon exercise of common stock warrants, shares								7,177,885
Vesting of restricted stock units								61,015
Stock-based compensation	11,434												11,434
Net income (loss)	(125,874)																	(125,874)
Ending balance at Jan. 02, 2022	$ 326,117							$ 15					659,254					(333,152)
Ending balance, Shares at Jan. 02, 2022	152,272,287							152,272,287
Issuance of common stock upon exercise of stock options	$ 200												200
Issuance of common stock upon exercise of stock options, Shares	91,910							91,910
Vesting of early exercised stock options	$ 42												42
Repurchase of unvested restricted common stock, Shares								(105,886)
Issuance of common stock upon exercise of common stock warrants, value	47,452												47,452
Issuance of common stock upon exercise of common stock warrants, shares								4,126,466
Vesting of restricted stock units								34,941
Stock-based compensation	4,536												4,536
Net income (loss)	42,707																	42,707
Ending balance at Apr. 03, 2022	$ 421,054							$ 15					$ 711,484					$ (290,445)
Ending balance, Shares at Apr. 03, 2022	156,419,718							156,419,718